Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment
Property, Plant and Equipment

NOTE G. PROPERTY, PLANT AND EQUIPMENT

($ in millions)

At December 31:	2018	2017
Land and land improvements	$448	$480
Buildings and building and leasehold improvements	9,640	10,073
Information technology equipment	17,468	16,874
Production, engineering, office and other equipment	4,081	4,060
Plant and other property — gross	31,636	31,487
Less: Accumulated depreciation	21,276	20,832
Plant and other property — net	10,359	10,655
Rental machines	824	844
Less: Accumulated depreciation	392	383
Rental machines — net	433	462

Total — net	$10,792	$11,116